Warrant liabilities (Narrative) (Details) $ / shares in Units, $ / shares in Units, $ in Thousands								1 Months Ended		12 Months Ended
	Aug. 13, 2024 CAD ($) shares	Aug. 13, 2024 USD ($) $ / shares shares	Apr. 09, 2024 CAD ($) shares	Apr. 09, 2024 USD ($) $ / shares shares	Dec. 13, 2022 $ / shares shares	Dec. 09, 2022 CAD ($) $ / shares shares	Dec. 09, 2022 USD ($) $ / shares shares	Jul. 21, 2023 CAD ($) $ / shares shares	Jul. 21, 2023 USD ($) $ / shares shares	Sep. 30, 2024 CAD ($) $ / shares shares	Sep. 30, 2024 $ / shares	Sep. 30, 2023 CAD ($) $ / shares shares	Sep. 30, 2023 $ / shares	Sep. 30, 2022 $ / shares shares	Dec. 09, 2022 $ / shares
Disclosure Of Warrant Liabilities [Line Items]
Number of warrants granted | shares										609,405		658,786		100,000
Number of warrants exercised | shares										178,135		25,000		133,000
Exercise price of warrants issued										$ 3.2		$ 52.9		$ 5.72
Weighted average exercise price of warrants exercised										$ 0.02		$ 5		$ 2.56
Debt Settlement [Member] | Warrants [Member]
Disclosure Of Warrant Liabilities [Line Items]
Change in fair value of warrant liabilities | $												$ 62,476
Warrant Liabilities [Member] | Issued for U.S. IPO and Canadian Offering [Member]
Disclosure Of Warrant Liabilities [Line Items]
Gross proceeds from public offering						$ 19,400,000	$ 14,100
Gain (loss) in fair value of warrant liabilities | $										$ 1,381,604
Warrant Liabilities [Member] | Issued for U.S. IPO and Canadian Offering [Member] | 2022 Warrants [Member]
Disclosure Of Warrant Liabilities [Line Items]
Number of warrants granted | shares						322,639	322,639
Exercise price of warrants issued							$ 50
Nasdaq closing price per warrant											$ 0.151		$ 2.39
Fair value per warrant						$ 14.31				$ 0.2		$ 3.23
Warrant Liabilities [Member] | Issued for U.S. IPO and Canadian Offering [Member] | Over-allotment Pre-Funded Warrants [Member]
Disclosure Of Warrant Liabilities [Line Items]
Number of warrants exercised | shares										19,900
Exercise price of warrants issued							0.1
Weighted average exercise price of warrants exercised											0.1		0
Nasdaq closing price per warrant											0		15.5		$ 0.1
Fair value per warrant | (per share)						$ 41.84	$ 10.5			$ 0		20.94
Unit price per share															41.3
Non-cash charge/(gain) included in change in fair value of warrant liabilities | $						$ 251,877
Warrant Liabilities [Member] | Issued for U.S. IPO and Canadian Offering [Member] | Over-allotment Warrants [Member]
Disclosure Of Warrant Liabilities [Line Items]
Nasdaq closing price per warrant											0.151		2.39
Fair value per warrant						$ 14.31				$ 0.2		3.23
Warrant Liabilities [Member] | U.S. IPO [Member]
Disclosure Of Warrant Liabilities [Line Items]
Nasdaq closing price per warrant															$ 9
Warrant Liabilities [Member] | U.S. IPO [Member] | Over-allotment Pre-Funded Warrants [Member]
Disclosure Of Warrant Liabilities [Line Items]
Number of warrants granted | shares						19,900	19,900
Exercise price of warrants issued							$ 0.1
Exercise price per warrant per pre-funded warrant						$ 38.1
Warrant Liabilities [Member] | U.S. IPO [Member] | Over-allotment Warrants [Member]
Disclosure Of Warrant Liabilities [Line Items]
Number of warrants granted | shares						37,500	37,500
Exercise price of warrants issued							$ 50
Exercise price per warrant per pre-funded warrant						$ 0.001
Warrant Liabilities [Member] | Debt Settlement [Member]
Disclosure Of Warrant Liabilities [Line Items]
Number of units sold in initial public offering | shares					5,614
Unit price per share					$ 41.3
Number of common shares issued in debt settlement | shares					5,614
Warrant Liabilities [Member] | Debt Settlement [Member] | Warrants [Member]
Disclosure Of Warrant Liabilities [Line Items]
Number of warrants granted | shares					5,614
Exercise price of warrants issued					$ 50
Nasdaq closing price per warrant											0.151
Change in fair value of warrant liabilities | $										$ 16,996
Warrant Liabilities [Member] | Private Placement [Member]
Disclosure Of Warrant Liabilities [Line Items]
Gross proceeds from private placement								$ 7,400,000	$ 5,590
Warrant Liabilities [Member] | Private Placement [Member] | 2023 Warrants [Member]
Disclosure Of Warrant Liabilities [Line Items]
Number of warrants granted | shares								154,219	154,219
Exercise price of warrants issued									$ 26.6		26.6		26.6
Fair value per warrant								$ 9.91		$ 0.39		5.18
Gain (loss) in fair value of warrant liabilities | $										$ 1,797,748
Warrant Liabilities [Member] | Private Placement [Member] | Pre-Funded Warrants [Member]
Disclosure Of Warrant Liabilities [Line Items]
Number of warrants granted | shares								93,054	93,054	93,054
Number of warrants exercised | shares										77,881
Exercise price of warrants issued									$ 0.01		0.01		$ 0.01
Weighted average exercise price of warrants exercised											0.01
Exercise price per warrant per pre-funded warrant									22.59
Nasdaq closing price per warrant											0.1
Fair value per warrant | (per share)								$ 19.82	7.5	$ 2.07		$ 20.82
Unit price per share									$ 22.6
Warrant Liabilities [Member] | US Public Offering (April 2024) [Member] | Warrants [Member]
Disclosure Of Warrant Liabilities [Line Items]
Number of warrants exercised | shares										80,350
Weighted average exercise price of warrants exercised											0.01
Gain (loss) in fair value of warrant liabilities | $										$ (104,227)
Warrant Liabilities [Member] | US Public Offering (April 2024) [Member] | Pre-Funded Warrants [Member]
Disclosure Of Warrant Liabilities [Line Items]
Number of warrants granted | shares			80,350	80,350
Exercise price of warrants issued				$ 0.01
Exercise price per warrant per pre-funded warrant				$ 6.49
Gross proceeds from public offering			$ 1,400,000	$ 1,000
Warrant Liabilities [Member] | US Registered Direct Offering (August 2024) [Member]
Disclosure Of Warrant Liabilities [Line Items]
Number of shares issued | shares	471,500	471,500
Number of warrants granted | shares	471,500	471,500
Exercise price of warrants issued		$ 2.5									$ 2.5
Fair value per warrant										$ 1.44
Issue price per share		$ 2
Gross proceeds from public offering	$ 1,300,000	$ 900